STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

11.	STOCKHOLDERS’ EQUITY

The Company’s stockholders’ equity reflects the capital structure established upon the completion of the Business Combination on December 9, 2025, which was accounted for as a reverse recapitalization in accordance with ASC 805. Under this method of accounting, the Company was treated as the accounting acquirer and AlphaVest Acquisition Corp. (“AlphaVest”) was treated as the acquired company for financial reporting purposes.

In connection with the Business Combination, AlphaVest held approximately $11.5 million in its trust account prior to redemptions. Following redemptions of approximately $2.6 million, the Company received net trust proceeds of approximately $8.9 million. In connection with the closing of the Business Combination on December 9, 2025, the Company received $8.0 million in gross proceeds from PIPE financing. In connection with the PIPE financing, the Company also issued warrants that were initially classified as a derivative liability under ASC 815. Upon the closing of the Business Combination and related transactions, the warrants no longer met the criteria for liability classification, and the remaining fair value was reclassified to additional paid-in capital. As of March 31, 2026, no PIPE warrant liability remained outstanding.

As a result of the reverse recapitalization, AlphaVest’s historical equity was eliminated and replaced with the equity structure of the combined company, including the retroactive restatement of shares and per share amounts for all periods presented.

During the three months ended March 31, 2026, the Company issued 5,000 shares of common stock upon the exercise of warrants at an exercise price of $4.017 per share, resulting in total cash proceeds of $20,085. The proceeds were recorded as an increase to common stock and additional paid-in capital. As a result, the Company’s total shares of common stock outstanding increased from 22,595,363 as of December 31, 2025 to 22,600,363 as of March 31, 2026.

There were no other material changes to stockholders’ equity during the three months ended March 31, 2026. Refer to the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 for additional details regarding the Business Combination.

14.	STOCKHOLDERS’ EQUITY

Reverse Recapitalization

During the year ended December 31, 2025, the Company consummated a Business Combination with AlphaVest Acquisition Corp. (“AlphaVest”), which was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method, the Company is deemed the accounting acquirer, and the transaction is treated as a capital reorganization.

Accordingly, the historical financial statements of the Company became those of the combined entity, and the net assets of AlphaVest were recorded at historical cost, with no goodwill or intangible assets recognized. The excess of net assets received was recorded in additional paid-in capital (“APIC”).

Proceeds and Equity Impact from Business Combination

The following table summarizes the net assets contributed by AlphaVest and the related impact on equity:

Description	Amounts($)
Trust assets	11,538,424
Less: Redemptions	(2,631,044)
Net trust cash	8,907,380
Less: SPAC transaction costs	(4,606,996)
Less: FPA impact and related adjustments	(697,268)
Less: FPA settlement reclassification (equity to asset)	(4,305,872)
Less: AMC deferred offering costs	(1,051,479)
Add: SPAC accumulated deficit elimination	6,886,461
Net impact recorded to APIC	5,132,227

PIPE Financing

In connection with the closing of the Business Combination on December 9, 2025, the Company entered into securities purchase agreements with certain investors (the “PIPE Investors”), pursuant to which the Company issued an aggregate of 800,000 shares of common stock at a purchase price of $10.00 per share, for gross proceeds of $8,000,000. The proceeds from the PIPE financing were recorded as an increase to stockholders’ equity.

In connection with the PIPE financing, the Company also issued warrants to purchase shares of its common stock (the “PIPE Warrants”). The PIPE Warrants were initially recognized as a liability and subsequently reclassified to stockholders’ equity during the year ended December 31, 2025 upon the occurrence of certain conditions that resulted in the warrants meeting the criteria for equity classification. As of December 31, 2025, there was no remaining PIPE Warrant liability.

The accounting treatment of the PIPE financing and related PIPE Warrants is further described in Note 2 – Summary of Significant Accounting Policies.

Forward Purchase Agreement (FPA)

Prior to the Business Combination, AlphaVest entered into a Forward Purchase Agreement (“FPA”) with certain investors (the “Purchasers”). The FPA was evaluated under applicable accounting guidance, including ASC 480 and ASC 815.

The details are further described in Note 2 – Summary of Significant Accounting Policies.

Share Issuances

As a result of the Business Combination and related transactions, the Company’s shares of common stock outstanding changed as follows:

Description	Shares
Balance at January 1, 2025	18,000,000
Reverse recapitalization / AlphaVest public stockholders	1,416,002
PIPE shares issued	800,000
AlphaVest initial stockholders	2,323,528
Shares underlying sponsor convertible notes	55,833
Balance at December 31, 2025	22,595,363

Other Equity Adjustments

Additional equity adjustments recorded during the year primarily relate to sponsor-related share issuances, settlement of Forward Purchase Agreement (“FPA”) arrangements, and the deconsolidation of variable interest entities. These transactions did not impact the shares of common stock outstanding but were recorded within additional paid-in capital or accumulated deficit, as applicable.